Taxation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Current taxation
Current year	$ 178	$ 93
Prior year under (over) provision	6	(7)
Current taxation	184	86
Deferred taxation
Current year	77	43
Change in estimate	(2)	10
Prior year under (over) provision	0	(1)
Impairment and disposal of tangible assets	0	(27)
Deferred taxation	75	25
Taxation	$ 259	$ 111